Property and Equipment (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
Depreciation expense	$ 23,717	$ 7,023	$ 42,125	$ 19,681	$ 38,326	$ 19,804